UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

God Bless America ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2024 God Bless America ETF Ticker: YALL (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the God Bless America ETF (the "Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.godblessamericaetf.com. You can also request this information by contacting us at (855) 434-4080 or by contacting the Fund at God Bless America ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
God Bless America ETF	$77	0.65%

Cumulative Performance

(Initial Investment of $10,000)

God Bless America ETF (NAV)
God Bless America ETF (MKT)
S&P 500® Total Return Index
20,000
15,000
10,000
$18,934
$18,925
$16,108
10/10/22
1/31/23
5/31/23
9/30/23
1/31/24
5/31/24
8/31/24

Annual Performance

Annualized Returns for the Periods Ended August 31, 2024	1 Year	Since Inception (10/10/2022)
God Bless America ETF (NAV)	36.45%	40.17%
God Bless America ETF (MKT)	36.28%	40.13%
S&P 500® Total Return Index	27.14%	28.68%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.godblessamericaetf.com for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund returned 36.45% (NAV) for the fiscal year ended August 31, 2024 as compared to 27.14% for the S&P 500® Total Return Index (the ''S&P 500®''). The Fund invests at least 80% of its net assets in equity securities listed on U.S. exchanges across eleven sectors of the S&P 500®, and performance was positively impacted by having over 90% of the Fund's portfolio invested during the period. Domestic equities rallied for the year and were generally influenced by shifting expectations around GDP growth, inflation, and anticipation for lower interest rates.

What Factors Influenced Performance?

While the Fund remained structurally underweight the technology sector relative to the S&P 500® during the reporting period, stock selection and active positioning within the sector had a positive contribution to performance. Greater exposure to the health care and utilities sectors relative to the S&P 500® positively impacted performance. Stock selection within health care also contributed to performance. The Fund’s overweight the consumer staples sector relative to the S&P 500® and stock selection within that sector detracted from performance during the period.

God Bless America ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2024)

Fund Size (Thousands)	$77,574
Number of Holdings	41
Total Advisory Fee Paid	$394,588
Annual Portfolio Turnover	24%

What did the Fund invest in?

(as of August 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
NVIDIA Corp.	6.4
Tesla, Inc.	5.9
HCA Healthcare, Inc.	5.0
The Boeing Co.	4.9
Broadcom, Inc.	4.8
Amgen, Inc.	4.7
The Allstate Corp.	4.6
Danaher Corp.	4.6
Costco Wholesale Corp.	4.5
Charter Communications, Inc. - Class A	4.4

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.godblessamericaetf.com.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

God Bless America ETF

	FYE 8/31/2024	FYE 8/31/2023
( a ) Audit Fees	$12,500	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements

August 31, 2024

Tidal ETF Trust
God Bless America ETF	| YALL | NYSE Arca, Inc.

God Bless America ETF

Schedule of Investments	God Bless America ETF

August 31, 2024

COMMON STOCKS - 97.1%	Shares	Value
Aerospace & Defense - 4.9%
The Boeing Co. (a)	21,722	$3,773,980

Auto Manufacturers - 5.9%
Tesla, Inc. (a)	21,494	4,602,080

Banks - 3.1%
Regions Financial Corp.	101,582	2,379,051

Biotechnology - 4.7%
Amgen, Inc.	10,906	3,640,750

Building Materials - 1.0%
Martin Marietta Materials, Inc.	1,404	749,961

Chemicals - 2.1%
The Sherwin-Williams Co.	4,415	1,630,769

Commercial Services - 2.2%
Cintas Corp.	2,116	1,703,634

Cosmetics & Personal Care - 1.9%
Colgate-Palmolive Co.	13,563	1,444,460

Distribution & Wholesale - 3.3%
Copart, Inc. (a)	48,271	2,556,432

Diversified Financial Services - 3.8%
The Charles Schwab Corp.	45,264	2,946,686

Electric - 3.1%
Dominion Energy, Inc.	15,191	849,177
NextEra Energy, Inc.	11,115	894,869
Xcel Energy, Inc.	10,527	644,568
		2,388,614

Environmental Control - 3.7%
Veralto Corp.	3,895	437,915
Waste Management, Inc.	11,515	2,441,641
		2,879,556

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	God Bless America ETF

August 31, 2024

Food - 3.2%
General Mills, Inc.	11,817	$854,251
Mondelez International, Inc.	14,079	1,011,013
Tyson Foods, Inc. - Class A	9,862	634,225
		2,499,489

Healthcare - Products - 4.6%
Danaher Corp.	13,107	3,529,846

Healthcare - Services - 5.0%
HCA Healthcare, Inc.	9,761	3,861,354

Home Builders - 1.4%
DR Horton, Inc.	5,837	1,101,792

Insurance - 4.6%
The Allstate Corp.	18,698	3,532,800

Investment Companies - 1.4%
MARA Holdings, Inc. (a)	66,102	1,103,903

Iron & Steel - 0.9%
Nucor Corp.	4,744	720,661

Media - 4.4%
Charter Communications, Inc. - Class A (a)	9,866	3,428,830

Mining - 1.2%
Newmont Corp.	17,944	958,030

Oil & Gas - 3.5%
EOG Resources, Inc.	10,819	1,393,704
Occidental Petroleum Corp.	22,830	1,300,853
		2,694,557

Oil & Gas Services - 1.1%
Schlumberger NV	19,667	865,151

Retail - 7.1%
Costco Wholesale Corp.	3,908	3,487,421
Dollar General Corp.	4,423	366,976
Tractor Supply Co.	6,263	1,675,666
		5,530,063

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	God Bless America ETF

August 31, 2024

Semiconductors - 11.1%
Broadcom, Inc.	22,775	$3,708,225
NVIDIA Corp.	41,326	4,933,085
		8,641,310

Software - 6.2%
Electronic Arts, Inc.	18,809	2,855,582
MicroStrategy, Inc. - Class A (a)	8,436	1,117,095
Paychex, Inc.	6,299	826,429
		4,799,106

Transportation - 1.7%
CSX Corp.	38,769	1,328,614
TOTAL COMMON STOCKS (Cost $59,537,112)		75,291,479

REAL ESTATE INVESTMENT TRUSTS - 2.2%
Prologis, Inc.	6,571	839,905
Public Storage	2,547	875,455
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,474,751)		1,715,360

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 5.22% (b)	529,641	529,641
TOTAL SHORT-TERM INVESTMENTS (Cost $529,641)		529,641

TOTAL INVESTMENTS - 100.0% (Cost $61,541,504)		77,536,480
Other Assets in Excess of Liabilities - 0.0% (c)		37,651
TOTAL NET ASSETS - 100.0%		$77,574,131

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities	God Bless America ETF

August 31, 2024

ASSETS:
Investments, at value (Note 2)	$77,536,480
Dividends receivable	77,121
Interest receivable	2,630
Total assets	77,616,231

LIABILITIES:
Payable to adviser (Note 4)	42,100
Total liabilities	42,100
NET ASSETS	$77,574,131

NET ASSETS CONSISTS OF:
Paid-in capital	$61,797,243
Total distributable earnings	15,776,888
Total net assets	$77,574,131

Net assets	$77,574,131
Shares issued and outstanding(a)	2,125,000
Net asset value per share	$36.51

COST:
Investments, at cost	$61,541,504

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations	God Bless America ETF

For the Year Ended August 31, 2024

INVESTMENT INCOME:
Dividend income	$834,183
Interest income	22,150
Total investment income	856,333

EXPENSES:
Investment advisory fee (Note 4)	394,588
Total expenses	394,588

NET INVESTMENT INCOME	461,745

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	10,911,801
Net realized gain	10,911,801
Net change in unrealized appreciation on:
Investments	7,915,267
Net change in unrealized appreciation	7,915,267
Net realized and unrealized gain	18,827,068
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,288,813

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	God Bless America ETF

	Year ended August 31, 2024	Period ended August 31, 2023(a)
OPERATIONS:
Net investment income	$461,745	$204,217
Net realized gain	10,911,801	1,590,775
Net change in unrealized appreciation	7,915,267	8,079,709
Net increase in net assets from operations	19,288,813	9,874,701

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,922,201)	(49,068)
Total distributions to shareholders	(1,922,201)	(49,068)

CAPITAL TRANSACTIONS:
Subscriptions	33,221,702	37,148,703
Redemptions	(19,410,261)	(578,258)
Net increase in net assets from capital transactions	13,811,441	36,570,445

NET INCREASE IN NET ASSETS	31,178,053	46,396,078

NET ASSETS:
Beginning of the year/period	46,396,078	—
End of the year/period	$77,574,131	$46,396,078

SHARES TRANSACTIONS
Subscriptions	1,070,000	1,700,000
Redemptions	(620,000)	(25,000)
Total increase in shares outstanding	450,000	1,675,000

(a)	Inception date of the Fund was October 10, 2022.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	God Bless America ETF

For a share outstanding throughout the year/period presented

	Year ended August 31, 2024		Period ended August 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of year/period	$27.70		$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.24		0.16
Net realized and unrealized gain on investments(c)	9.60		7.58
Total from investment operations	9.84		7.74

LESS DISTRIBUTIONS FROM:
From net investment income	(1.03)		(0.04)
From net realized gains	(0.00	)(d)	—
Total distributions	(1.03)		(0.04)

Net asset value, end of year/period	$36.51		$27.70

TOTAL RETURN	36.45%		38.76	%(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$77,574		$46,396
Ratio of expenses to average net assets	0.65%		0.65	%(e)
Ratio of net investment income to average net assets	0.76%		0.73	%(e)
Portfolio turnover rate(g)	24%		45	%(f)

(a)	Inception date of the Fund was October 10, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the year.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	God Bless America ETF

August 31, 2024

NOTES TO FINANCIAL STATEMENTS August 31, 2024

NOTE 1 – ORGANIZATION

The God Bless America ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Curran Financial Partners, LLC (“Curran” or the “Sub- Adviser”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services— Investment Companies.” The Fund commenced operations on October 10, 2022.

The investment objective of the Fund is to seek capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”) listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Notes to the Financial Statements	God Bless America ETF

August 31, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$75,291,479	$—	$—	$75,291,479
Real Estate Investment Trusts	1,715,360	—	—	1,715,360
Short-Term Investments	529,641	—	—	529,641
Total Investments in Securities	$77,536,480	$—	$—	$77,536,480

Refer to the Schedule of Investments for industry classifications.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of August 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Notes to the Financial Statements	God Bless America ETF

August 31, 2024

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE Arca, Inc. Exchange (“NYSE”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.	Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

J.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to adjustments for redemptions in-kind. For the year ended August 31, 2024, the following adjustments were made:

Total Distributed (Accumulated)
Paid-In Capital	Earnings (Losses)
$11,314,546	$(11,314,546)

During the year ended August 31, 2024, the fund realized $11,314,546 in net capital gains resulting from in-kind redemptions, in which Authorized Participants exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable (accumulated) earnings (losses) to paid in capital.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Equity Market Risk. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. The equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Notes to the Financial Statements	God Bless America ETF

August 31, 2024

B.	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s investment approach relies on the accuracy of information from various sources (e.g., social media), which information may prove to be incorrect or incomplete. As a result, any decisions made in reliance thereon expose the Fund to potential risks that, in turn, may negatively impact the Fund’s performance.

C.	Political Criteria Risk. Because the Sub-Adviser evaluates the political activity of the companies in the Fund’s investment universe as part of its portfolio management process, it may forego some market opportunities available to other funds that do not consider political factors. The Fund’s consideration of political activity as a consideration in the portfolio management process may also prompt the Fund to sell a security at inopportune times. As a result, the Fund may underperform funds that do not evaluate companies based on political activity.

D.	Market Capitalization Risk.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

E.	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

F.	Newer Fund Risk. The Fund is newer with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

G.	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

H.	Exchange Traded Fund (“ETF”) Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Notes to the Financial Statements	God Bless America ETF

August 31, 2024

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day- to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.65%. Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended August 31, 2024 are disclosed in the Statement of Operations.

The Sub -Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub -Advisory Agreement, the Sub-Adviser is responsible for the day-to- day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub- Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub -Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay the Sub -Adviser the profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

Notes to the Financial Statements	God Bless America ETF

August 31, 2024

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended August 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $14,926,702 and $16,176,612, respectively.

For the year ended August 31, 2024, there were no purchases or sales of long-term U.S. Government securities.

For the year ended August 31, 2024, in-kind transactions associated with creations and redemptions for the Fund were $32,520,053 and $19,178,770, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended August 31, 2024 and period ended August 31, 2023, was as follows:

Distribution paid from:	August 31, 2024	August 31, 2023
Ordinary income	$1,920,872	$49,068

Long-Term Capital Gains	$1,329	—

As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

August 31, 2024
Investments, at cost	$61,956,398
Gross tax unrealized appreciation	17,314,953
Gross tax unrealized depreciation	(1,734,871)
Net tax unrealized appreciation (depreciation)	15,580,082
Undistributed ordinary income (loss)	265,961
Undistributed long-term capital gain (loss)	—
Total distributable earnings	265,961
Other accumulated gain (loss)	(69,155)
Total distributable earnings	$15,776,888

Net capital losses incurred after October 31 (post- October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund's next taxable year. As of the most recent fiscal year ended August 31, 2024, the Fund did not have any post-October or late year losses and had net long-term capital loss carryovers of $69,155, which do not expire.

Notes to the Financial Statements	God Bless America ETF

August 31, 2024

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2.00% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rates, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19.The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm	God Bless America ETF

To the Shareholders of God Bless America ETF and

Board of Trustees of Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of God Bless America ETF (the “Fund”), a series of Tidal ETF Trust, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from October 10, 2022 (commencement of operations) to August 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Tidal Investments LLC’s investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

October 28, 2024

15

Other Non-Audited Information (Unaudited)	God Bless America ETF

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended August 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

God Bless America ETF	27.52%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2024, was as follows:

God Bless America ETF	27.62%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended August 31, 2024, was as follows:

God Bless America ETF	81.73%

16

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 8, 2024

* Print the name and title of each signing officer under his or her signature.